EMPLOYEE BENEFITS - Share options exercised during the year (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	717,240	511,668	338,709
Exercised during the year (in usd per share) | $ / shares	$ 22.06	$ 13.76	$ 15.63
Weighted average share price (in usd per share) | $ / shares	$ 88.51	$ 52.82
Employee Stock Options | Exercise Price, $.95
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	0	9,900
Exercised during the year (in usd per share) | $ / shares	$ 0.95	$ 0.95
Employee Stock Options | Exercise Price, $.71
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	0	200,000
Exercised during the year (in usd per share) | $ / shares	$ 0.71	$ 0.71
Employee Stock Options | Exercise Price, $1.40
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	0	616
Exercised during the year (in usd per share) | $ / shares	$ 1.40	$ 1.40
Employee Stock Options | Exercise Price, $2.48
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	0	1,793
Exercised during the year (in usd per share) | $ / shares	$ 2.48	$ 2.48
Employee Stock Options | Exercise Price, $3.38
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	0	19,732
Exercised during the year (in usd per share) | $ / shares	$ 3.38	$ 3.38
Employee Stock Options | Exercise Price, $2.71
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	0	6,031
Exercised during the year (in usd per share) | $ / shares	$ 2.71	$ 2.71
Employee Stock Options | Exercise Price, $6.77
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	22,170	0
Exercised during the year (in usd per share) | $ / shares	$ 6.77	$ 6.77
Employee Stock Options | Exercise Price, $0.95
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	1,103	0
Exercised during the year (in usd per share) | $ / shares	$ 0.95	$ 0.95
Employee Stock Options | Exercise Price, $2.48
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	1,304	0
Exercised during the year (in usd per share) | $ / shares	$ 2.48	$ 2.48
Employee Stock Options | Exercise Price, $3.38
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	13,223	0
Exercised during the year (in usd per share) | $ / shares	$ 3.38	$ 3.38
Employee Stock Options | Exercise Price, $10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	22,170	0
Exercised during the year (in usd per share) | $ / shares	$ 10.00	$ 10.00
Employee Stock Options | Exercise Price, $12.22
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	47,169	0
Exercised during the year (in usd per share) | $ / shares	$ 12.22	$ 12.22
Employee Stock Options | Exercise Price, $10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	173,211	66,146
Exercised during the year (in usd per share) | $ / shares	$ 10.00	$ 10.00
Employee Stock Options | Exercise Price, $13.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	0	3,769
Exercised during the year (in usd per share) | $ / shares	$ 13.20	$ 13.20
Employee Stock Options | Exercise Price, $28.31
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	163,834	111,843
Exercised during the year (in usd per share) | $ / shares	$ 28.31	$ 28.31
Employee Stock Options | Exercise Price, $34.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	8,000	3,000
Exercised during the year (in usd per share) | $ / shares	$ 34.20	$ 34.20
Employee Stock Options | Exercise Price, $29.34
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	12,097	1,200
Exercised during the year (in usd per share) | $ / shares	$ 29.34	$ 29.34
Employee Stock Options | Exercise Price, $22.77
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	30,000	0
Exercised during the year (in usd per share) | $ / shares	$ 22.77	$ 22.77
Employee Stock Options | Exercise Price, $29.01
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	105,020	18,750
Exercised during the year (in usd per share) | $ / shares	$ 29.01	$ 29.01
Employee Stock Options | Exercise Price, $32.36
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	98,939	68,888
Exercised during the year (in usd per share) | $ / shares	$ 32.36	$ 32.36
Employee Stock Options | Exercise Price, $44.97
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	5,000	0
Exercised during the year (in usd per share) | $ / shares	$ 44.97	$ 44.97
Employee Stock Options | Exercise Price, $46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	10,000	0
Exercised during the year (in usd per share) | $ / shares	$ 46.00	$ 46.00
Employee Stock Options | Exercise Price $50.92
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	1,500	0
Exercised during the year (in usd per share) | $ / shares	$ 50.92	$ 50.92
Employee Stock Options | Exercise Price $55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	2,500	0
Exercised during the year (in usd per share) | $ / shares	$ 55.07	$ 55.07
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	181,860	163,233
Restricted Stock Units | Grant Price, $36.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	500	500
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $ / shares	$ 36.30	$ 36.30
Restricted Stock Units | Grant Price, $37.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	45,283	45,906
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $ / shares	$ 37.00	$ 37.00
Restricted Stock Units | Grant Price, $38.21
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	0	2,671
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $ / shares	$ 38.21	$ 38.21
Restricted Stock Units | Grant Price, $42.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	2,250	2,250
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $ / shares	$ 42.00	$ 42.00
Restricted Stock Units | Grant Price, $45.50
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	0	107,463
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $ / shares	$ 45.50	$ 45.50
Restricted Stock Units | Grant Price, $53.29
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	0	4,443
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $ / shares	$ 53.29	$ 53.29
Restricted Stock Units | Grant Price, $46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	100,206	0
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $ / shares	$ 46.00	$ 46.00
Restricted Stock Units | Grant Price, $55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	1,000	0
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $ / shares	$ 55.07	$ 55.07
Restricted Stock Units | Grant Price, $57.39
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	436	0
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $ / shares	$ 57.39	$ 57.39
Restricted Stock Units | Grant Price, $52.74
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	1,000	0
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $ / shares	$ 52.74	$ 52.74
Restricted Stock Units | Grant Price, $50.92
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	2,500	0
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $ / shares	$ 50.92	$ 50.92
Restricted Stock Units | Grant Price, $56.87
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	1,500	0
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $ / shares	$ 56.87	$ 56.87
Restricted Stock Units | Grant Price, $69.77
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	27,185	0
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $ / shares	$ 69.77	$ 69.77